SoFi Professional Loan Program 2013A LLC
SoFi Lending Corp Administrator
FORM ABS15G

Rule 15Ga1 for the reporting period of:
January 1, 2013 to December 31, 2013
Date of Report February 5, 2014
Commission File Number of Securitizer 021 209294
Central Index Key Number of Securitizer  1594758
Contact Person in Connection with this Filing Scott Williams 415 697 2049 Securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

Signature
Pursuant to the requirement of the Securities Exchange Act of 1934, the reporting entity has dully caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Securitizer SoFi Professional Loan Program 2013A LLC
Date February 5, 2014
Officer Signature   Robert Lavet
Title Secretary and General Counsel